CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	Aug. 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Aug. 31, 2013
RESEARCH AND DEVELOPMENT EXPENSES	$ 226,935	$ 542,267	$ 930,487	$ 1,740,697	$ 2,308,811	$ 0	$ 2,308,811	$ 3,239,298
GENERAL AND ADMINISTRATIVE EXPENSES	935,228	1,346,807	2,844,350	1,876,966	2,679,748	72,352	2,817,421	5,661,771
OPERATING LOSS	1,162,163	1,889,074	3,774,837	3,617,663	4,988,559	72,352	5,126,232	8,901,069
FINANCIAL EXPENSE (INCOME), NET	(224,723)	(13,820)	49,046	(13,731)	9,584	0	9,584	58,630
NET LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 937,440	$ 1,875,254	$ 3,823,883	$ 3,603,932	$ 4,998,143	$ 72,352	$ 5,135,816	$ 8,959,699
BASIC AND DILUTED LOSS PER COMMON STOCK	$ 0.02	$ 0.04	$ 0.08	$ 0.06	$ 0.09	$ 0.0
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER STOCK:	51,144,621	48,786,381	50,264,348	56,063,918	54,265,224	80,500,000